RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES	NOTE 12: RELATED PARTIES There were no material related party transactions in each of the years ended December 31, 2022, 2021 and 2020 other than the secondary transactions (refer to Note 13E).